Income Taxes - Net Deferred Tax Assets (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Allowance for loan losses	$ 2,414,691	$ 2,440,150
Deferred compensation liability	3,187,914	3,005,808
Intangible assets	30,516	92,276
Unrealized loss on securities available-for-sale	16,544
Unrealized loss on securities transferred to HTM	4,216,929	5,787,593
Other	538,744	570,076
Total	10,405,338	11,895,903
Deferred tax liabilities
Premises and equipment	1,123,247	1,149,615
Unrealized gain on available-for-sale securities		504,545
Other	116,674	113,002
Total	1,239,921	1,767,162
Net deferred tax asset	$ 9,165,417	$ 10,128,741